Impairment reviews - Summary of Goodwill allocated to each of the CGU's (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	€ 94,915	€ 61,553
Write off of goodwill	(35,949)	0	€ 0
Cost | Goodwill
Disclosure of information for cash-generating units [line items]
Write off of goodwill		(278)
Betway
Disclosure of information for cash-generating units [line items]
Goodwill	31,844	22,239
Spin
Disclosure of information for cash-generating units [line items]
Goodwill	2,141	2,419
Jumpman
Disclosure of information for cash-generating units [line items]
Goodwill	37,774	36,895
DGC
Disclosure of information for cash-generating units [line items]
Gross DGC goodwill	58,316	0
Accumulated impairment of DGC Goodwill	(35,160)	€ 0
Write off of goodwill	€ (35,900)